4. SMALL BUSINESS ASSOCIATION LOAN (Tables)	15 Months Ended
Mar. 31, 2014
Receivables [Abstract]
Loan Maturity
2014	$830
2015	976
2016	1,054
2017	1,139
2018	1,230
Thereafter	2,059
$7,288